Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,522,727
Proposed Maximum Offering Price per Unit	4.9425
Maximum Aggregate Offering Price	$ 12,468,578.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,721.91
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) The proposed maximum offering price per share for the secondary offering was determined pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices reported on Nasdaq for the registrant's common stock on March 10, 2026.